UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-7118

        Nuveen New Jersey Premium Income Municipal Fund, Inc.
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            4/30

Date of reporting period:         7/31/09

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)
	Nuveen New Jersey Premium Income Municipal Fund, Inc. (NNJ)
	July 31, 2009

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Consumer Discretionary – 0.3% (0.2% of Total Investments)
	Middlesex County Improvement Authority, New Jersey, Senior Revenue Bonds, Heldrich Center
	Hotel/Conference Center Project, Series 2005A:
$ 480	5.000%, 1/01/32	1/15 at 100.00	B3	$ 270,667
415	5.125%, 1/01/37	1/15 at 100.00	B3	228,740
895	Total Consumer Discretionary			499,407
	Consumer Staples – 2.6% (1.7% of Total Investments)
	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds,
	Series 2007-1A:
2,520	4.750%, 6/01/34	6/17 at 100.00	BBB	1,469,941
5,300	5.000%, 6/01/41	6/17 at 100.00	BBB	2,869,473
7,820	Total Consumer Staples			4,339,414
	Education and Civic Organizations – 14.8% (10.0% of Total Investments)
1,125	New Jersey Economic Development Authority, Revenue Bonds, The Seeing Eye Inc., Series 2005,	6/15 at 100.00	N/R	1,183,073
	5.000%, 12/01/24 – AMBAC Insured
500	New Jersey Educational Facilities Authority, Revenue Bonds, Fairleigh Dickinson University,	7/13 at 100.00	N/R	431,605
	Series 2002D, 5.250%, 7/01/32 – ACA Insured
300	New Jersey Educational Facilities Authority, Revenue Bonds, Fairleigh Dickinson University,	7/14 at 100.00	N/R	286,371
	Series 2004C, 5.500%, 7/01/23
	New Jersey Educational Facilities Authority, Revenue Bonds, Kean University, Series 2007D:
2,090	5.000%, 7/01/32 – FGIC Insured	7/17 at 100.00	A	2,045,274
3,350	5.000%, 7/01/39 – FGIC Insured	7/17 at 100.00	A	3,149,737
100	New Jersey Educational Facilities Authority, Revenue Bonds, Montclair State University, Series	7/14 at 100.00	A	104,564
	2004L, 5.125%, 7/01/19 – MBIA Insured
970	New Jersey Educational Facilities Authority, Revenue Bonds, Montclair State University, Series	7/16 at 100.00	A2	921,820
	2006A, 5.000%, 7/01/36 – AMBAC Insured
	New Jersey Educational Facilities Authority, Revenue Bonds, New Jersey Institute of
	Technology, Series 2004B:
1,375	5.000%, 7/01/18 – AMBAC Insured	1/14 at 100.00	A+	1,436,064
725	5.000%, 7/01/19 – AMBAC Insured	1/14 at 100.00	A+	751,390
1,530	4.750%, 7/01/20 – AMBAC Insured	1/14 at 100.00	A+	1,563,553
	New Jersey Educational Facilities Authority, Revenue Bonds, Ramapo College, Series 2004H:
1,640	5.000%, 7/01/18 – FGIC Insured	7/14 at 100.00	A	1,720,327
1,040	5.000%, 7/01/23 – FGIC Insured	7/14 at 100.00	A	1,055,798
300	New Jersey Educational Facilities Authority, Revenue Bonds, Rider University, Series 2004A,	7/14 at 100.00	Baa1	300,495
	5.500%, 7/01/23 – RAAI Insured
1,405	New Jersey Higher Education Assistance Authority, Student Loan Revenue Bonds, Series 1999A,	12/09 at 101.00	A+	1,410,662
	5.250%, 6/01/18 – MBIA Insured (Alternative Minimum Tax)
985	New Jersey Higher Education Assistance Authority, Student Loan Revenue Bonds, Series 2000A,	6/10 at 101.00	Aaa	1,008,758
	6.000%, 6/01/15 – MBIA Insured (Alternative Minimum Tax)
2,000	New Jersey Higher Education Assistance Authority, Student Loan Revenue Bonds, Series 2008A,	6/18 at 100.00	AAA	2,014,020
	6.125%, 6/01/30 – AGC Insured (Alternative Minimum Tax)
550	New Jersey Higher Education Assistance Authority, Student Loan Revenue Bonds, Tender Option	6/19 at 100.00	AA	577,159
	Bond Trust PA-4643, 19.017%, 6/01/30 (IF)
2,025	University of Medicine and Dentistry of New Jersey, Certificates of Participation, Child	4/13 at 100.00	BBB	1,965,485
	Health Institute, LLC, Series 2003, 5.000%, 4/15/21 – AMBAC Insured
1,000	University of Medicine and Dentistry of New Jersey, Certificates of Participation, University	6/14 at 100.00	A	917,320
	Housing Associates, LLC, Series 2004, 5.000%, 6/15/29 – MBIA Insured
2,750	University of Medicine and Dentistry of New Jersey, Revenue Bonds, Series 2002A, 5.000%,	12/12 at 100.00	Baa2	2,321,413
	12/01/31 – AMBAC Insured
25,760	Total Education and Civic Organizations			25,164,888
	Financials – 0.7% (0.5% of Total Investments)
1,500	New Jersey Economic Development Authority, Revenue Refunding Bonds, Kapkowski Road Landfill	No Opt. Call	Baa3	1,211,385
	Project, Series 2002, 5.750%, 10/01/21
	Health Care – 18.0% (12.1% of Total Investments)
	Camden County Improvement Authority, New Jersey, Revenue Bonds, Cooper Health System,
	Series 2004A:
185	5.000%, 2/15/25	2/15 at 100.00	BBB	146,785
620	5.750%, 2/15/34	8/14 at 100.00	BBB	474,002
1,120	New Jersey Health Care Facilities Finance Authority, Revenue Bonds, AHS Hospital Corporation,	7/18 at 100.00	A1	1,060,304
	Series 2008A, 5.000%, 7/01/27
695	New Jersey Health Care Facilities Financing Authority, Hospital Revenue Bonds, Virtua Health,	7/19 at 100.00	AAA	700,240
	Series 2009, Trust 3018, 18.976%, 7/01/38 – AGC Insured (IF)
1,615	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Atlanticare Regional	7/17 at 100.00	A+	1,462,060
	Medical Center, Series 2007, 5.000%, 7/01/37
240	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Children’s Specialized	7/15 at 100.00	Baa3	194,657
	Hospital, Series 2005A, 5.500%, 7/01/36
2,900	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Hackensack University	1/10 at 101.00	Baa1	2,852,411
	Medical Center, Series 2000, 6.000%, 1/01/34
700	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Hunterdon Medical	7/16 at 100.00	A–	607,061
	Center, Series 2006B, 5.000%, 7/01/36
375	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Hunterdon Medical	7/16 at 100.00	A–	332,111
	Center, Series 2006, 5.125%, 7/01/35
3,500	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Kennedy Health System	7/11 at 100.00	A2	3,424,365
	Obligated Group, Series 2001, 5.625%, 7/01/31
1,700	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Meridian Health System	1/10 at 101.00	AAA	1,720,978
	Obligated Group, Series 1999, 5.625%, 7/01/12 – FSA Insured
465	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Palisades Medical Center	7/12 at 101.00	BB+	363,351
	of New York Presbyterian Healthcare System, Series 2002, 6.625%, 7/01/31
1,000	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, RWJ Health Care	7/15 at 100.00	BBB–	754,560
	Corporation, Series 2005B, 5.000%, 7/01/35 – RAAI Insured
1,160	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Saint Barnabas Health	1/17 at 100.00	Baa2	909,568
	Care System, Series 2006A, 5.000%, 7/01/29
1,675	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Shore Memorial Health	7/13 at 100.00	BBB–	1,503,748
	System, Series 2003, 5.000%, 7/01/23 – RAAI Insured
2,000	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Society of the Valley	7/10 at 100.00	N/R	2,007,840
	Hospital Obligated Group, Series 2000, 5.750%, 7/01/15 – AMBAC Insured
1,875	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Somerset Medical Center,	7/13 at 100.00	Ba2	1,032,469
	Series 2003, 5.500%, 7/01/33
	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, South Jersey Hospital
	System, Series 2006:
1,245	5.000%, 7/01/36	7/16 at 100.00	A2	1,102,360
1,155	5.000%, 7/01/46	7/16 at 100.00	A2	984,903
2,050	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, St. Peter’s University	7/10 at 100.00	Baa2	2,062,177
	Hospital, Series 2000A, 6.875%, 7/01/20
630	New Jersey Health Care Facilities Financing Authority, Revenue Refunding Bonds, Atlantic City	7/12 at 100.00	A+	638,385
	Medical Center, Series 2002, 5.750%, 7/01/25
1,710	New Jersey Health Care Facilities Financing Authority, Revenue Refunding Bonds, Bayshore	1/12 at 100.00	BBB–	1,428,637
	Community Hospital, Series 2002, 5.000%, 7/01/22 – RAAI Insured
2,160	New Jersey Health Facilities Financing Authority, Revenue Bonds, Meridian Health, Series	7/18 at 100.00	AAA	2,143,584
	2007-I, 5.000%, 7/01/38 – AGC Insured
2,650	Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control Facilities	12/09 at 100.00	A3	2,667,702
	Financing Authority, Adjustable Rate Industrial Revenue Bonds, American Home Products
	Corporation, Series 1983A, 5.100%, 12/01/18
33,425	Total Health Care			30,574,258
	Housing/Multifamily – 3.0% (2.0% of Total Investments)
340	Essex County Improvement Authority, New Jersey, FNMA Enhanced Multifamily Revenue Bonds, Mount	11/12 at 100.00	Aaa	334,495
	Carmel Towers, Series 2002, 4.750%, 11/01/22 (Alternative Minimum Tax)
300	Long Branch Housing Finance Corporation New Jersey, Housing Revenue Bonds, Washington Manor	10/09 at 100.00	N/R	301,056
	Associates Ltd. Section 8 Assisted Elderly Project, Series 1980, 10.000%, 10/01/11
4,445	New Jersey Housing and Mortgage Finance Agency, Multifamily Housing Revenue Bonds, Series	11/09 at 100.00	A+	4,444,733
	1997A, 5.550%, 5/01/27 – AMBAC Insured (Alternative Minimum Tax)
5,085	Total Housing/Multifamily			5,080,284
	Housing/Single Family – 1.5% (1.0% of Total Investments)
	New Jersey Housing and Mortgage Finance Agency, Home Buyer Program Revenue Bonds, Series 1997U:
1,455	5.700%, 10/01/14 – MBIA Insured (Alternative Minimum Tax)	10/09 at 100.00	Aaa	1,458,216
385	5.850%, 4/01/29 – MBIA Insured (Alternative Minimum Tax)	10/09 at 100.00	Aaa	385,200
220	New Jersey Housing and Mortgage Finance Agency, Home Buyer Program Revenue Bonds, Series	No Opt. Call	Aaa	221,272
	2000CC, 4.600%, 10/01/09 – MBIA Insured
605	New Jersey Housing and Mortgage Finance Agency, Single Family Housing Revenue Bonds, Series	4/17 at 100.00	AA	523,567
	2007T, 4.700%, 10/01/37 (Alternative Minimum Tax)
2,665	Total Housing/Single Family			2,588,255
	Industrials – 0.4% (0.3% of Total Investments)
575	Gloucester County Improvement Authority, New Jersey, Solid Waste Resource Recovery Revenue	No Opt. Call	BBB	580,779
	Refunding Bonds, Waste Management Inc. Project, Series 1999B, 6.850%, 12/01/29 (Mandatory
	put 12/01/09)
	Long-Term Care – 1.4% (1.0% of Total Investments)
1,095	Burlington County Bridge Commission, New Jersey, Economic Development Revenue Bonds, The	1/18 at 100.00	N/R	744,808
	Evergreens Project, Series 2007, 5.625%, 1/01/38
750	New Jersey Economic Development Authority, First Mortgage Revenue Bonds, Winchester Gardens at	11/14 at 100.00	N/R	666,878
	Wards Homestead, Series 2004A, 5.800%, 11/01/31
1,000	New Jersey Economic Development Authority, Revenue Bonds, Masonic Charity Foundation of New	6/11 at 102.00	A–	1,009,190
	Jersey, Series 2001, 5.500%, 6/01/21
2,845	Total Long-Term Care			2,420,876
	Tax Obligation/General – 9.5% (6.4% of Total Investments)
2,460	Freehold Regional High School District, Monmouth County Board of Education, New Jersey, School	No Opt. Call	AA	2,842,309
	District Refunding Bonds, Series 2001, 5.000%, 3/01/17 – FGIC Insured
2,500	Jersey City, New Jersey, General Obligation Bonds, Series 2006A, 5.000%, 9/01/22 –	9/16 at 100.00	A1	2,621,350
	AMBAC Insured
	New Jersey, General Obligation Bonds, Series 1992D:
2,580	6.000%, 2/15/11	No Opt. Call	AA	2,788,309
1,560	6.000%, 2/15/13	No Opt. Call	AA	1,806,324
4,000	Passaic County, New Jersey, General Improvement Refunding Bonds, Series 1993, 5.125%, 9/01/12 –	No Opt. Call	A	4,224,880
	FGIC Insured
1,780	West Deptford Township, New Jersey, General Obligation Bonds, Series 2004, 4.750%, 9/01/17 –	9/14 at 100.00	Baa1	1,872,578
	AMBAC Insured
14,880	Total Tax Obligation/General			16,155,750
	Tax Obligation/Limited – 40.1% (27.0% of Total Investments)
1,000	Bergen County Improvement Authority, New Jersey, Guaranteed Lease Revenue Bonds, County	No Opt. Call	Aaa	1,141,420
	Administration Complex Project, Series 2005, 5.000%, 11/15/26
5,385	Essex County Improvement Authority, New Jersey, Lease Revenue Bonds, Series 2003, 5.125%,	12/13 at 100.00	Aa3	5,807,345
	12/15/19 – FSA Insured
1,155	Essex County Improvement Authority, New Jersey, Project Consolidation Revenue Bonds, Series	No Opt. Call	A1	1,234,314
	2007, 5.250%, 12/15/22 – AMBAC Insured
1,225	Garden State Preservation Trust, New Jersey, Open Space and Farmland Preservation Bonds,	No Opt. Call	AAA	1,428,791
	Series 2005C, 5.125%, 11/01/18 – FSA Insured
	Hudson County Improvement Authority, New Jersey, County Secured Lease Revenue Bonds, County
	Services Building Project, Series 2005:
1,185	5.000%, 4/01/25 – AMBAC Insured	4/15 at 100.00	AA–	1,236,429
2,755	5.000%, 4/01/35 – AMBAC Insured	4/15 at 100.00	AA–	2,775,084
1,000	Middlesex County Improvement Authority, New Jersey, County Guaranteed Open Space Trust Fund	9/13 at 100.00	AAA	1,115,030
	Revenue Bonds, Series 2003, 5.250%, 9/15/16
3,450	New Jersey Building Authority, State Building Revenue Bonds, Series 2007A, 5.000%, 6/15/25	6/16 at 100.00	AA–	3,512,031
	New Jersey Economic Development Authority, Cigarette Tax Revenue Bonds, Series 2004:
1,155	5.500%, 6/15/24	6/12 at 100.00	BBB	991,579
2,540	5.750%, 6/15/34	6/14 at 100.00	BBB	2,056,562
3,200	New Jersey Economic Development Authority, Revenue Bonds, Motor Vehicle Surcharge, Series	7/14 at 100.00	A	3,509,888
	2004A, 5.250%, 7/01/15 – MBIA Insured
	New Jersey Economic Development Authority, Revenue Bonds, Newark Downtown District Management
	Corporation Project, Series 2007:
120	5.125%, 6/15/27	6/17 at 100.00	Baa3	98,839
205	5.125%, 6/15/37	6/17 at 100.00	Baa3	153,151
	New Jersey Economic Development Authority, School Facilities Construction Financing Program
	Bonds, Series 2007U:
1,155	5.000%, 9/01/37 – AMBAC Insured	9/17 at 100.00	AA–	1,126,033
2,310	5.000%, 9/01/37	9/17 at 100.00	AA–	2,252,065
2,720	New Jersey Health Care Facilities Financing Authority, Lease Revenue Bonds, Department of	9/13 at 100.00	AA–	2,669,680
	Human Services – Greystone Park Psychiatric Hospital, Series 2003, 5.000%, 9/15/25
	New Jersey Health Care Facilities Financing Authority, Lease Revenue Bonds, Department of
	Human Services – Greystone Park Psychiatric Hospital, Series 2005:
2,615	5.000%, 9/15/24 – AMBAC Insured	9/15 at 100.00	AA–	2,616,203
3,000	5.000%, 9/15/28 – AMBAC Insured	9/15 at 100.00	AA–	2,959,860
500	New Jersey Health Care Facilities Financing Authority, State Contract Bonds, Hospital Asset	10/18 at 100.00	AA–	502,490
	Transformation Program, Series 2008A, 5.250%, 10/01/38
1,500	New Jersey Sports and Exposition Authority, Convention Center Luxury Tax Bonds, Series 2004,	No Opt. Call	A	1,626,630
	5.500%, 3/01/22 – MBIA Insured
3,000	New Jersey Transit Corporation, Certificates of Participation, Federal Transit Administration	No Opt. Call	A1	3,293,010
	Grants, Series 2002A, 5.500%, 9/15/14 – AMBAC Insured
1,875	New Jersey Transit Corporation, Lease Appropriation Bonds, Series 2005A, 5.000%, 9/15/18 –	9/15 at 100.00	A	1,924,781
	FGIC Insured
	New Jersey Transportation Trust Fund Authority, Federal Highway Aid Grant Anticipation Bonds,
	Series 2006:
400	5.000%, 6/15/17 – FGIC Insured	6/16 at 100.00	A1	433,456
715	5.000%, 6/15/18 – FGIC Insured	6/16 at 100.00	A1	762,426
2,600	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2004B,	No Opt. Call	AA–	2,945,124
	5.500%, 12/15/16 – MBIA Insured
2,000	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2005B,	12/15 at 100.00	AA–	2,144,540
	5.250%, 12/15/18 – FGIC Insured
1,110	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2005D,	6/15 at 100.00	AAA	1,189,421
	5.000%, 6/15/19 – FSA Insured
1,700	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2006A,	No Opt. Call	AA–	1,846,489
	5.500%, 12/15/22
	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2006C:
8,090	0.000%, 12/15/28 – AMBAC Insured	No Opt. Call	AA–	2,521,087
6,000	0.000%, 12/15/32 – FSA Insured	No Opt. Call	AAA	1,416,120
4,000	0.000%, 12/15/34 – FSA Insured	No Opt. Call	AAA	824,960
4,000	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2007A,	12/17 at 100.00	AA–	4,059,920
	5.000%, 12/15/26 – AMBAC Insured
780	Puerto Rico Convention Center District Authority, Hotel Occupancy Tax Revenue Bonds, Series	7/16 at 100.00	BBB+	599,906
	2006A, 4.500%, 7/01/36 – CIFG Insured
2,745	Union County Improvement Authority, New Jersey, General Obligation Lease Revenue Bonds,	3/13 at 100.00	Aa1	2,665,477
	Plainfield Park Madison Redevelopment Project, Series 2003, 5.000%, 3/01/34 – FSA Insured
2,445	Union County Improvement Authority, New Jersey, General Obligation Lease Revenue Bonds, Series	6/13 at 100.00	Aa1	2,572,751
	2003, 5.000%, 6/15/23
79,635	Total Tax Obligation/Limited			68,012,892
	Transportation – 18.4% (12.4% of Total Investments)
2,750	Casino Reinvestment Development Authority, New Jersey, Parking Revenue Bonds, Series 2005A,	6/15 at 100.00	A	2,715,185
	5.250%, 6/01/20 – MBIA Insured
2,500	Delaware River and Bay Authority, Delaware and New Jersey, Revenue Bonds, Series 2005, 5.000%,	1/15 at 100.00	A+	2,536,600
	1/01/27 – MBIA Insured
	New Jersey Turnpike Authority, Revenue Bonds, Series 1991C:
565	6.500%, 1/01/16 – MBIA Insured	No Opt. Call	A+	677,073
345	6.500%, 1/01/16 – AMBAC Insured	No Opt. Call	A3	418,582
5,750	New Jersey Turnpike Authority, Revenue Bonds, Series 2003A, 5.000%, 1/01/19 – FGIC Insured	7/13 at 100.00	A+	6,159,514
2,750	Passaic County Improvement Authority, New Jersey, Revenue Bonds, Paterson Parking Deck	4/15 at 100.00	Aa3	2,782,450
	Facility, Series 2005, 5.000%, 4/15/35 – FSA Insured
4,000	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Fortieth	6/15 at 101.00	AA–	4,144,720
	Series 2005, 5.000%, 12/01/28 – SYNCORA GTY Insured
585	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Forty	8/17 at 100.00	AAA	628,992
	Eighth Series 2007, Trust 2920, 17.987%, 8/15/32 – FSA Insured (IF)
1,000	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred	1/14 at 101.00	AA–	1,011,960
	Thirty-Fourth Series 2004, 5.000%, 7/15/34
2,000	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred	4/12 at 101.00	AAA	2,026,940
	Twenty-Fifth Series 2002, 5.000%, 4/15/32 – FSA Insured
8,000	Port Authority of New York and New Jersey, Special Project Bonds, JFK International Air	12/09 at 100.00	A	7,362,399
	Terminal LLC, Sixth Series 1997, 5.750%, 12/01/22 – MBIA Insured (Alternative Minimum Tax)
850	Trenton Parking Authority, Mercer County, New Jersey, Guaranteed Parking System Revenue Bonds,	10/13 at 100.00	Baa2	780,343
	Series 2003, 5.000%, 10/01/24 – FGIC Insured
31,095	Total Transportation			31,244,758
	U.S. Guaranteed – 28.3% (19.1% of Total Investments) (4)
2,075	Egg Harbor Township School District, Atlantic County, New Jersey, General Obligation Bonds,	4/15 at 100.00	Aa2 (4)	2,413,516
	Series 2005, 5.000%, 4/01/27 (Pre-refunded 4/01/15) – MBIA Insured
130	Essex County Improvement Authority, New Jersey, Lease Revenue Bonds, Series 2003, 5.125%,	12/13 at 100.00	Aa3 (4)	150,532
	12/15/19 (Pre-refunded 12/15/13) – FSA Insured
	Manalapan-Englishtown Regional Board of Education, New Jersey, General Obligation Bonds,
	Series 2003:
1,000	5.000%, 10/01/27 (Pre-refunded 10/01/13) – MBIA Insured	10/13 at 100.00	AAA	1,148,920
1,000	5.000%, 10/01/27 (Pre-refunded 10/01/13) – MBIA Insured	10/13 at 100.00	AAA	1,148,920
2,410	New Jersey Economic Development Authority, Revenue Bonds, Yeshiva Ktana of Passaic, Series	No Opt. Call	N/R (4)	3,032,334
	1993, 8.000%, 9/15/18 (ETM)
595	New Jersey Educational Facilities Authority, Revenue Bonds, Kean University, Series 2005B,	7/16 at 100.00	A (4)	691,598
	5.000%, 7/01/30 (Pre-refunded 7/01/16) – MBIA Insured
1,145	New Jersey Educational Facilities Authority, Revenue Bonds, Montclair State University, Series	7/14 at 100.00	A (4)	1,312,605
	2004L, 5.125%, 7/01/19 (Pre-refunded 7/01/14) – MBIA Insured
2,080	New Jersey Educational Facilities Authority, Revenue Bonds, Montclair State University, Series	7/15 at 100.00	A2 (4)	2,399,530
	2005F, 5.000%, 7/01/32 (Pre-refunded 7/01/15) – FGIC Insured
400	New Jersey Educational Facilities Authority, Revenue Bonds, Rowan University, Series 2004C,	7/14 at 100.00	A+ (4)	456,220
	5.000%, 7/01/20 (Pre-refunded 7/01/14) – MBIA Insured
6,950	New Jersey Environmental Infrastructure Trust, Environmental Infrastructure Bonds, Series	9/11 at 101.00	AAA	7,572,372
	2001A, 4.750%, 9/01/20 (Pre-refunded 9/01/11)
	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Capital Health System
	Obligated Group, Series 2003A:
750	5.000%, 7/01/26 (Pre-refunded 7/01/13)	7/13 at 100.00	N/R (4)	842,933
1,670	5.375%, 7/01/33 (Pre-refunded 7/01/13)	7/13 at 100.00	N/R (4)	1,900,544
3,000	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, South Jersey Hospital	7/12 at 100.00	A2 (4)	3,405,870
	System, Series 2002, 5.875%, 7/01/21 (Pre-refunded 7/01/12)
1,270	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, St. Clare’s Hospital,	No Opt. Call	BBB– (4)	1,475,181
	Series 2004A, 5.250%, 7/01/20 – RAAI Insured (ETM)
545	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Trinitas Hospital	7/10 at 101.00	BBB– (4)	584,872
	Obligated Group, Series 2000, 7.500%, 7/01/30 (Pre-refunded 7/01/10)
	New Jersey Turnpike Authority, Revenue Bonds, Series 1991C:
465	6.500%, 1/01/16 (ETM)	No Opt. Call	AAA	577,897
195	6.500%, 1/01/16 – MBIA Insured (ETM)	No Opt. Call	A+ (4)	245,651
120	6.500%, 1/01/16 – AMBAC Insured (ETM)	No Opt. Call	A3 (4)	151,170
6,590	6.500%, 1/01/16 (ETM)	No Opt. Call	AAA	7,685,453
1,760	6.500%, 1/01/16 – AMBAC Insured (ETM)	No Opt. Call	AAA	2,052,565
750	Newark Housing Authority, New Jersey, Port Authority Terminal Revenue Bonds, Series 2004,	1/14 at 100.00	AA– (4)	860,918
	5.250%, 1/01/21 (Pre-refunded 1/01/14) – MBIA Insured
2,125	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2005RR, 5.000%, 7/01/35	7/15 at 100.00	AAA	2,496,514
	(Pre-refunded 7/01/15) – FGIC Insured
	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds,
	Series 2003:
2,370	6.125%, 6/01/24 (Pre-refunded 6/01/12)	6/12 at 100.00	AAA	2,498,359
2,250	6.375%, 6/01/32 (Pre-refunded 6/01/13)	6/13 at 100.00	AAA	2,578,343
350	Trenton Parking Authority, Mercer County, New Jersey, Guaranteed Parking System Revenue Bonds,	10/13 at 100.00	Baa2 (4)	402,122
	Series 2003, 5.000%, 10/01/24 (Pre-refunded 10/01/13) – FGIC Insured
41,995	Total U.S. Guaranteed			48,084,939
	Utilities – 0.8% (0.5% of Total Investments)
1,250	New Jersey Economic Development Authority, Pollution Control Revenue Refunding Bonds, Public	No Opt. Call	Baa1	1,291,325
	Service Electric and Gas Company, Series 2001A, 5.000%, 3/01/12
	Water and Sewer – 8.5% (5.8% of Total Investments)
	Bayonne Municipal Utilities Authority, New Jersey, Water System Revenue Refunding Bonds,
	Series 2003A:
1,450	5.000%, 4/01/19 – SYNCORA GTY Insured	4/13 at 100.00	N/R	1,419,246
1,250	5.000%, 4/01/24 – SYNCORA GTY Insured	4/13 at 100.00	N/R	1,149,713
1,000	Jersey City Sewer Authority, Hudson County, New Jersey, Sewer Revenue Refunding Bonds, Series	No Opt. Call	N/R	1,103,930
	1993, 6.250%, 1/01/14 – AMBAC Insured
3,100	New Jersey Economic Development Authority, Water Facilities Revenue Refunding Bonds,	9/09 at 100.00	Baa1	3,096,807
	Hackensack Water Company, Series 1994B, 5.900%, 3/01/24 – MBIA Insured (Alternative
	Minimum Tax)
1,650	New Jersey Water Supply Authority, Water Supply Authority Bonds, Manasquan Reservoir, Series	8/15 at 100.00	AA	1,690,343
	2005, 5.000%, 8/01/31 – MBIA Insured
3,500	North Hudson Sewerage Authority, New Jersey, Sewerage Revenue Refunding Bonds, Series 2002A,	8/12 at 100.00	N/R	3,486,805
	5.250%, 8/01/19 – FGIC Insured
820	Stony Brook Regional Sewer Authority, Princeton, New Jersey, Revenue Refunding Bonds, Series	No Opt. Call	Aa2	872,168
	1993B, 5.450%, 12/01/12
1,500	Wanaque Valley Regional Sewer Authority, Passaic County, New Jersey, Sewer Revenue Refunding	No Opt. Call	Baa1	1,673,535
	Bonds, Series 1993B, 5.750%, 9/01/18 – AMBAC Insured
14,270	Total Water and Sewer			14,492,547
$ 263,695	Total Investments (cost $255,654,584) – 148.3%			251,741,757
	Other Assets Less Liabilities – 3.5%			5,841,377
	Preferred Shares, at Liquidation Value – (51.8)% (5)			(87,875,000)
	Net Assets Applicable to Common Shares – 100%			$ 169,708,134

Fair Value Measurements

In determining the value of the Fund’s investments various inputs are used. These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of July 31, 2009:

	Level 1	Level 2	Level 3	Total
Investments:
Municipal Bonds	$ —	$251,741,757	$ —	$251,741,757

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate transactions subject to SFAS No. 140, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At July 31, 2009, the cost of investments was $255,452,116.

Gross unrealized appreciation and gross unrealized depreciation of investments at July 31, 2009, were as follows:

Gross unrealized:
Appreciation	$ 9,272,576
Depreciation	(12,982,935)
Net unrealized appreciation (depreciation) of investments	$ (3,710,359)

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the higher of Standard & Poor’s Group (“Standard & Poor’s”) or Moody’s Investor Service, Inc.
(“Moody’s”) rating. Ratings below BBB by Standard & Poor’s or Baa by Moody’s are considered to be below investment grade.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.
(5)	Preferred Shares, at Liquidation Value as a percentage of Total Investments is 34.9%.
N/R	Not rated.
(ETM)	Escrowed to maturity.
(IF)	Inverse floating rate investment.

Item 2. Controls and Procedures.

  The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).
  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Nuveen New Jersey Premium Income Municipal Fund, Inc.

By (Signature and Title)          /s/ Kevin J. McCarthy
                                                  Kevin J. McCarthy
                                                  Vice President and Secretary

Date         September 29, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)         /s/ Gifford R. Zimmerman
                                                 Gifford R. Zimmerman
                                                 Chief Administrative Officer (principal executive officer)

Date         September 29, 2009

By (Signature and Title)         /s/ Stephen D. Foy
                                                 Stephen D. Foy
                                                 Vice President and Controller (principal financial officer)

Date        September 29, 2009